Equity Instruments - Stock Warrants, Narrative (Details)	Jun. 30, 2021 $ / warrant shares	Dec. 31, 2020 shares	Jun. 30, 2020	Dec. 31, 2019 shares
Class of Warrant or Right [Line Items]
Number of warrants (in shares)				49,961
Common stock warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	293,856	262,638		63,621
Warrants, conversion ratio	1	1
Warrants term	2 months 12 days	10 years
Common stock warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrant, measurement input		1.08
Common stock warrants | Expected volatility | Minimum
Class of Warrant or Right [Line Items]
Warrant, measurement input	0.550
Common stock warrants | Expected volatility | Maximum
Class of Warrant or Right [Line Items]
Warrant, measurement input	0.600
Common stock warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant, measurement input	0.0100	0.009
Redeemable convertible preferred stock warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	173,362	173,362		173,362
Warrants, conversion ratio				1
Number of shares called by warrants	408,729	408,729
Redeemable convertible preferred stock warrants | Expected volatility | Minimum
Class of Warrant or Right [Line Items]
Warrant, measurement input	0.55	0.35	0.35	0.41
Redeemable convertible preferred stock warrants | Expected volatility | Maximum
Class of Warrant or Right [Line Items]
Warrant, measurement input	0.65	0.45	0.45	0.54
Redeemable convertible preferred stock warrants | Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrant, measurement input	0.001	0.001	0.001	0.016
Redeemable convertible preferred stock warrants | Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrant, measurement input	0.005	0.008	0.008	0.019
Series A redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	13,362	13,362		13,362
Warrants term	2 months 12 days	10 months 24 days	1 year 7 months 6 days	1 year 10 months 24 days
Fair value of warrants (in usd per warrant) | $ / warrant	13,790
Series C redeemable convertible preferred stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	160,000	160,000		160,000
Warrants term	2 months 12 days	8 years 3 months 18 days	9 years	9 years 3 months 18 days
Fair value of warrants (in usd per warrant) | $ / warrant	10,860